Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2055 Fund	Class R2 Life of Fund since	Class R2 1 Year	Class R2 5 Years	Class R2 Inception Date	Class R2 Return After Taxes on Distributions Life of Fund since	Class R2 Return After Taxes on Distributions 1 Year	Class R2 Return After Taxes on Distributions 5 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class R2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class R3 Life of Fund since	Class R3 1 Year	Class R3 5 Years	Class R4 Life of Fund since	Class R4 1 Year	Class R4 5 Years	Class R5 Life of Fund since	Class R5 1 Year	Class R5 5 Years	Class R6 Life of Fund since	Class R6 1 Year	Class R6 5 Years	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	JPM SMARTRETIREMENT 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	10.08%	14.72%	10.48%	Jan. 31, 2012	9.11%	13.73%	9.38%	7.95%	9.35%	8.09%	10.34%	15.04%	10.73%	10.53%	15.30%	10.98%	10.70%	15.48%	11.16%	10.77%	15.59%	11.26%	10.83%	13.86%	11.55%	10.46%	13.11%	11.36%